Investment in securities (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities

	December 31, 2022				December 31, 2021
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Equity securities
Mutual funds	724	—	(488)	236	724	—	(502)	222
Total equity securities	724	—	(488)	236	724	—	(502)	222

Available-for-sale
US government and federal agencies	1,919,285	14	(206,523)	1,712,776	3,163,964	30,945	(51,285)	3,143,624
Non-US governments debt securities	262,892	—	(11,429)	251,463	291,119	—	(1,526)	289,593
Asset-backed securities - Student loans	5,640	—	(14)	5,626	13,290	—	(116)	13,174
Residential mortgage-backed securities	21,261	—	(2,261)	19,000	27,191	218	(70)	27,339
Total available-for-sale	2,209,078	14	(220,227)	1,988,865	3,495,564	31,163	(52,997)	3,473,730

Held-to-maturity¹
US government and federal agencies	3,738,080	—	(540,572)	3,197,508	2,763,344	57,497	(34,729)	2,786,112
Total held-to-maturity	3,738,080	—	(540,572)	3,197,508	2,763,344	57,497	(34,729)	2,786,112
¹ For the years ended December 31, 2022, 2021 and 2020, impairments recognized in other comprehensive income for HTM investments were nil.
In the following tables, debt securities with unrealized losses that are not deemed to be credit impaired and for which an allowance for credit losses has not been recorded are categorized as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortized cost basis.

	Less than 12 months		12 months or more
December 31, 2022	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	713,462	(68,016)	995,154	(138,507)	1,708,616	(206,523)
Non-US governments debt securities	—	—	251,463	(11,429)	251,463	(11,429)
Asset-backed securities - Student loans	—	—	5,626	(14)	5,626	(14)
Residential mortgage-backed securities	14,474	(1,618)	4,526	(643)	19,000	(2,261)
Total available-for-sale securities with unrealized losses	727,936	(69,634)	1,256,769	(150,593)	1,984,705	(220,227)

Held-to-maturity securities with unrealized losses
US government and federal agencies	1,462,005	(142,228)	1,735,504	(398,344)	3,197,509	(540,572)

	Less than 12 months		12 months or more
December 31, 2021	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	2,144,105	(47,214)	102,428	(4,071)	2,246,533	(51,285)
Non-US governments debt securities	267,201	(1,125)	22,392	(401)	289,593	(1,526)
Asset-backed securities - Student loans	—	—	13,174	(116)	13,174	(116)
Residential mortgage-backed securities	8,051	(70)	—	—	8,051	(70)
Total available-for-sale securities with unrealized losses	2,419,357	(48,409)	137,994	(4,588)	2,557,351	(52,997)

Held-to-maturity securities with unrealized losses
US government and federal agencies	1,568,315	(33,554)	29,713	(1,175)	1,598,028	(34,729)

	December 31, 2022		December 31, 2021
Pledged Investments	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale	—	—	807	842
Held-to-maturity	32,938	24,991	33,102	31,958

Summary of investments maturities
The following table presents the remaining term to contractual maturity of the Bank’s securities. The actual maturities may differ as certain securities offer prepayment options to the borrowers.

	Remaining term to maturity
December 31, 2022	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific or single maturity	Carrying amount
Available-for-sale
US government and federal agencies	—	145,471	532,645	160,823	—	873,837	1,712,776
Non-US governments debt securities	—	22,392	229,071	—	—	—	251,463
Asset-backed securities - Student loans	—	—	—	—	—	5,626	5,626
Residential mortgage-backed securities	—	—	—	—	—	19,000	19,000
Total available-for-sale	—	167,863	761,716	160,823	—	898,463	1,988,865

Held-to-maturity
US government and federal agencies	—	—	—	—	—	3,738,080	3,738,080

Schedule of sale proceeds and realized gains and losses of AFS securities
Sale Proceeds and Realized Gains and Losses of AFS Securities

	Year ended
	December 31, 2022				December 31, 2021				December 31, 2020
	Sale proceeds	Gross realized gains	Gross realized (losses)	Transfers of HTM[1]	Sale proceeds	Gross realized gains	Gross realized (losses)	Transfers of HTM	Sale proceeds	Gross realized gains	Gross realized (losses)	Transfers of HTM
US government and federal agencies	—	—	—	998,157	189,417	1,563	(1,802)	—	349,699	1,171	(55)	—
Non-US governments debt securities	—	—	—	—	—	—	—	—	3,266	104	—	—
Asset-backed securities - Student loans	7,631	—	(19)	—	—	—	—	—	—	—	—	—
Total	7,631	—	(19)	998,157	189,417	1,563	(1,802)	—	352,965	1,275	(55)	—